UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS BATTERYMARCH GLOBAL EQUITY FUND

FORM N-Q

JANUARY 31, 2015

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited)	January 31, 2015

SECURITY	SHARES	VALUE
COMMON STOCKS - 98.7%
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.4%
Hyundai Mobis	2,410	$543,510	(a)

Automobiles - 3.5%
Fuji Heavy Industries Ltd.	26,600	954,483	(a)
Mazda Motor Corp.	28,800	589,777	(a)
Tata Motors Ltd., ADR	22,050	1,087,506
Toyota Motor Corp.	32,500	2,092,298	(a)

Total Automobiles		4,724,064

Hotels, Restaurants & Leisure - 0.9%
Brinker International Inc.	22,000	1,285,460

Household Durables - 1.3%
Bellway PLC	35,000	956,479	(a)
Persimmon PLC	33,500	799,781	*(a)

Total Household Durables		1,756,260

Media - 2.5%
Comcast Corp., Class A Shares	23,200	1,232,964
ITV PLC	459,966	1,521,067	(a)
Time Warner Cable Inc.	4,800	653,424

Total Media		3,407,455

Multiline Retail - 1.7%
Macy’s Inc.	19,800	1,264,824
Next PLC	9,968	1,084,603	(a)

Total Multiline Retail		2,349,427

Specialty Retail - 2.9%
Home Depot Inc.	11,300	1,179,946
Lowe’s Cos. Inc.	22,200	1,504,272
TJX Cos. Inc.	19,400	1,279,236

Total Specialty Retail		3,963,454

TOTAL CONSUMER DISCRETIONARY		18,029,630

CONSUMER STAPLES - 10.2%
Beverages - 1.0%
PepsiCo Inc.	14,900	1,397,322

Food & Staples Retailing - 4.2%
CVS Health Corp.	22,000	2,159,520
Koninklijke Ahold NV	53,412	965,353	(a)
Kroger Co.	23,900	1,650,295
Wal-Mart Stores Inc.	11,635	988,742

Total Food & Staples Retailing		5,763,910

Food Products - 1.6%
Archer-Daniels-Midland Co.	21,980	1,024,927
Tyson Foods Inc., Class A Shares	28,600	1,116,544

Total Food Products		2,141,471

Household Products - 2.1%
Kimberly-Clark Corp.	9,900	1,068,804
Procter & Gamble Co.	11,630	980,293
Reckitt Benckiser Group PLC	10,713	907,328	(a)

Total Household Products		2,956,425

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Tobacco - 1.3%
Altria Group Inc.	32,600	$1,731,060

TOTAL CONSUMER STAPLES		13,990,188

ENERGY - 8.0%
Energy Equipment & Services - 0.3%
Patterson-UTI Energy Inc.	27,400	470,184

Oil, Gas & Consumable Fuels - 7.7%
China Petroleum & Chemical Corp., Class H Shares	956,000	758,013	(a)
Encana Corp.	43,800	535,651
Enerplus Corp.	32,400	314,387
Exxon Mobil Corp.	10,690	934,520
Gazprom OAO, ADR	76,199	307,769	(a)
Marathon Petroleum Corp.	9,400	870,346
Neste Oil OYJ	42,508	1,174,447	(a)
Occidental Petroleum Corp.	9,300	744,000
PetroChina Co., Ltd.	596,000	644,838	(a)
Phillips 66	15,130	1,063,942
Rosneft Oil Co., GDR	123,772	400,801	(a)
Royal Dutch Shell PLC, Class A Shares	45,000	1,378,174	(a)
Valero Energy Corp.	25,800	1,364,304

Total Oil, Gas & Consumable Fuels		10,491,192

TOTAL ENERGY		10,961,376

FINANCIALS - 18.8%
Banks - 8.5%
Bank of America Corp.	81,800	1,239,270
Bank of China Ltd., Class H Shares	2,087,000	1,161,486	(a)
BOC Hong Kong Holdings Ltd.	316,500	1,106,712	(a)
China Construction Bank Corp., Class H Shares	505,000	405,123	(a)
China Merchants Bank Co., Ltd., Class H Shares	350,600	781,934	(a)
Credit Agricole SA	72,306	859,099	(a)
Fifth Third Bancorp	34,000	588,200
Industrial & Commercial Bank of China Ltd., Class H Shares	1,271,000	912,617	(a)
JPMorgan Chase & Co.	28,900	1,571,582
Oversea-Chinese Banking Corp. Ltd.	103,000	789,335	(a)
Shinsei Bank Ltd.	404,000	733,362	(a)
Sumitomo Mitsui Financial Group Inc.	23,600	794,122	(a)
SunTrust Banks Inc.	18,400	706,928

Total Banks		11,649,770

Consumer Finance - 0.5%
ORIX Corp.	63,400	724,951	(a)

Insurance - 9.1%
Allianz AG, Registered Shares	7,524	1,244,152	(a)
Allied World Assurance Co. Holdings AG	8,700	336,429
Allstate Corp.	27,300	1,905,267
American Financial Group Inc.	8,800	510,752
American International Group Inc.	16,500	806,355
Assurant Inc.	8,300	527,133
AXA SA	48,324	1,136,732	(a)
Hannover Rueck SE	8,609	772,671	(a)
Muenchener Rueckversicherungs-Gesellschaft AG (MunichRe), Registered Shares	8,415	1,691,894	(a)

PartnerRe Ltd.	8,300	949,520
Swiss Re AG	13,078	1,181,691	*(a)
Zurich Insurance Group AG	4,000	1,327,867	*(a)

Total Insurance		12,390,463

Real Estate Management & Development - 0.7%
China Overseas Land & Investment Ltd.	168,000	486,758	(a)
China Resources Land Ltd.	162,000	411,642	(a)

Total Real Estate Management & Development		898,400

TOTAL FINANCIALS		25,663,584

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
HEALTH CARE - 12.4%
Biotechnology - 3.2%
Amgen Inc.	6,500	$989,690
Biogen Idec Inc.	2,200	856,152	*
Celgene Corp.	7,320	872,251	*
United Therapeutics Corp.	11,800	1,665,334	*

Total Biotechnology		4,383,427

Health Care Equipment & Supplies - 0.8%
Medtronic PLC	14,300	1,021,020

Health Care Providers & Services - 1.7%
Cardinal Health Inc.	9,600	798,624
McKesson Corp.	7,400	1,573,610

Total Health Care Providers & Services		2,372,234

Pharmaceuticals - 6.7%
AbbVie Inc.	19,300	1,164,755
Indivior PLC	10,713	28,076	*
Merck & Co. Inc.	14,600	880,088
Merck KGaA	10,880	1,089,744	(a)
Novo Nordisk A/S, Class B Shares	36,645	1,639,221	(a)
Pfizer Inc.	39,200	1,225,000
Roche Holding AG	6,703	1,810,833	(a)
Shire PLC	18,210	1,331,053	(a)

Total Pharmaceuticals		9,168,770

TOTAL HEALTH CARE		16,945,451

INDUSTRIALS - 12.0%
Aerospace & Defense - 4.8%
Boeing Co.	11,100	1,613,607
Lockheed Martin Corp.	9,300	1,751,841
Northrop Grumman Corp.	7,185	1,127,686
Orbital ATK Inc.	4,700	612,457
Raytheon Co.	14,600	1,460,730

Total Aerospace & Defense		6,566,321

Airlines - 1.4%
Alaska Air Group Inc.	27,400	1,859,638

Construction & Engineering - 0.2%
Vinci SA	5,651	298,585	(a)

Electrical Equipment - 0.7%
Mitsubishi Electric Corp.	84,000	972,225	(a)

Industrial Conglomerates - 0.6%
Siemens AG, Registered Shares	7,500	787,753	(a)

Machinery - 1.6%
Duerr AG	14,120	1,289,202	(a)
Illinois Tool Works Inc.	10,200	949,518

Total Machinery		2,238,720

Marine - 0.6%
AP Moller - Maersk A/S	395	797,875	(a)

Road & Rail - 1.7%
Canadian National Railway Co.	16,700	1,100,279
Central Japan Railway Co.	7,300	1,251,479	(a)

Total Road & Rail		2,351,758

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY	SHARES	VALUE
Trading Companies & Distributors - 0.4%
Itochu Corp.	55,300	$561,063	(a)

TOTAL INDUSTRIALS		16,433,938

INFORMATION TECHNOLOGY - 12.7%
Communications Equipment - 2.3%
Brocade Communications Systems Inc.	110,500	1,228,760
Juniper Networks Inc.	39,700	902,381
QUALCOMM Inc.	16,260	1,015,600

Total Communications Equipment		3,146,741

Electronic Equipment, Instruments & Components - 0.6%
Corning Inc.	35,590	845,974

Internet Software & Services - 0.5%
Facebook Inc., Class A Shares	8,816	669,223	*

IT Services - 1.2%
Computer Sciences Corp.	11,000	667,480
Visa Inc., Class A Shares	3,900	994,149

Total IT Services		1,661,629

Semiconductors & Semiconductor Equipment - 1.7%
NXP Semiconductors NV	11,000	872,740	*
Texas Instruments Inc.	27,020	1,444,219

Total Semiconductors & Semiconductor Equipment		2,316,959

Software - 1.0%
Aspen Technology Inc.	25,760	910,487	*
Symantec Corp.	19,000	470,630

Total Software		1,381,117

Technology Hardware, Storage & Peripherals - 5.4%
Apple Inc.	38,500	4,510,660
Hewlett-Packard Co.	26,700	964,671
Samsung Electronics Co., Ltd.	922	1,139,608	(a)
SanDisk Corp.	10,200	774,282

Total Technology Hardware, Storage & Peripherals		7,389,221

TOTAL INFORMATION TECHNOLOGY		17,410,864

MATERIALS - 6.5%
Chemicals - 3.2%
Asahi Kasei Corp.	112,000	1,110,181	(a)
Dow Chemical Co.	15,700	709,012
LyondellBasell Industries NV, Class A Shares	14,550	1,150,760
Nissan Chemical Industries Ltd.	34,500	636,992	(a)
PPG Industries Inc.	3,400	757,792

Total Chemicals		4,364,737

Containers & Packaging - 1.6%
Avery Dennison Corp.	16,560	865,591
Packaging Corp. of America	17,700	1,342,545

Total Containers & Packaging		2,208,136

Metals & Mining - 0.5%
Rio Tinto PLC	15,300	673,921	(a)

Paper & Forest Products - 1.2%
International Paper Co.	15,540	818,336
Mondi PLC	46,119	822,366	(a)

Total Paper & Forest Products		1,640,702

TOTAL MATERIALS		8,887,496

See Notes to Schedule of Investments.

QS BATTERYMARCH GLOBAL EQUITY FUND

Schedule of investments (unaudited) (cont’d)	January 31, 2015

SECURITY		SHARES	VALUE
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
BT Group PLC		203,544	$1,279,408	(a)
Nippon Telegraph & Telephone Corp.		16,500	979,632	(a)
Verizon Communications Inc.		27,600	1,261,596

Total Diversified Telecommunication Services			3,520,636

Wireless Telecommunication Services - 0.5%
America Movil SAB de CV, Series L Shares, ADR		31,100	665,229

TOTAL TELECOMMUNICATION SERVICES			4,185,865

UTILITIES - 1.8%
Electric Utilities - 0.9%
Entergy Corp.		13,400	1,172,634

Multi-Utilities - 0.9%
GDF Suez		58,094	1,292,285	(a)

TOTAL UTILITIES			2,464,919

TOTAL COMMON STOCKS (Cost - $102,231,054)			134,973,311

MASTER LIMITED PARTNERSHIPS - 0.7%
Financials - 0.7%
Blackstone Group LP (Cost - $837,614)		25,900	967,106

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $103,068,668)			135,940,417

RATE		SHARES
SHORT-TERM INVESTMENTS - 0.6%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $831,418)	0.088%	831,418	831,418

TOTAL INVESTMENTS - 100.0% (Cost - $103,900,086#)			136,771,835
Liabilities in Excess of Other Assets - 0.0%			(31,149)

TOTAL NET ASSETS - 100.0%			$136,740,686

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ADR	— American Depositary Receipts
GDR	— Global Depositary Receipts

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Batterymarch Global Equity Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (formerly, Legg Mason North American Fund Valuation Committee) (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

Notes to Schedule of Investments (unaudited) (continued)

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-term investments†:
Common stocks:
Consumer discretionary	$9,487,632	$8,541,998	—	$18,029,630
Consumer staples	12,117,507	1,872,681	—	13,990,188
Energy	6,297,334	4,664,042	—	10,961,376
Financials	9,141,436	16,522,148	—	25,663,584
Health care	11,074,600	5,870,851	—	16,945,451
Industrials	10,475,756	5,958,182	—	16,433,938
Information technology	16,271,256	1,139,608	—	17,410,864
Materials	5,644,036	3,243,460	—	8,887,496
Telecommunication services	1,926,825	2,259,040	—	4,185,865
Utilities	1,172,634	1,292,285	—	2,464,919
Master limited partnerships	967,106	—	—	967,106

Total long-term investments	$84,576,122	$51,364,295	—	$135,940,417

Short-term investments†	831,418	—	—	831,418

Total investments	$85,407,540	$51,364,295	—	$136,771,835

†	See Schedule of Investments for additional detailed categorizations.

For the period ended January 31, 2015, as a result of the fair value pricing procedures for international equities utilized by the Fund, certain securities have transferred in and out of Level 1 and Level 2 measurements during the period. The Fund’s policy is to recognize transfers between levels as of the end of the reporting period. At January 31, 2015, securities valued at $51,364,295 were temporarily transferred from Level 1 to Level 2 within the fair value hierarchy because fair value procedures were applied when the change in value of a domestic equity security index suggested that the closing prices on foreign exchanges may no longer have represented the value of those securities at the time of closing of the NYSE.

2. Investments

At January 31, 2015, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$37,743,435
Gross unrealized depreciation	(4,871,686)

Net unrealized appreciation	$32,871,749

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	March 18, 2015

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	March 18, 2015